Cost Optimization Programs - Components of Company's Loss from Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Revenues from discontinued operations		$ 33	$ 12
Loss from discontinued operations, before tax		(20)	(7)
Loss on disposal of discontinued operation		(3)
Income tax recovery		5
Loss from discontinued operations, net of tax	$ 0	$ (18)	$ (7)